PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Sep. 30, 2022
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of property and equipment

Property, plant and equipment, net consisted of the following:

	As of	As of
	September 30, 2022	September 30, 2021
Property and Buildings	$11,848,216	$9,711,722
Machinery and equipment	18,275,500	19,594,986
Automobiles	586,630	689,651
Office and electric equipment	191,893	148,439
Subtotal	30,902,239	30,144,798
Construction in progress	1,198,759	2,020,457
Less: accumulated depreciation	(21,916,969)	(23,045,753)
Property and equipment, net	$10,184,029	$9,119,502